Schedule of Investments
September 30, 2021 (unaudited)

Quantex Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)

Common Stocks (United States) - 68.0%

Communication Services - 2.8%
Interpublic Group of Cos Inc/The	7,487	274,548
Lumen Technologies Inc	23,039	285,453
News Corp - Class B	12,267	284,962
News Corp - Class A	12,125	285,301

		1,130,264

Consumer Discretionary - 12.6%
Advance Auto Parts Inc	1,297	270,930
Bath & Body Works Inc	4,126	260,062
BorgWarner Inc	6,356	274,643
Gap Inc/The	9,857	223,754
Hanesbrands Inc	14,530	249,335
Hasbro Inc	2,852	254,455
Leggett & Platt Inc	5,764	258,458
LKQ Corp (2)	5,317	267,551
Mohawk Industries Inc (2)	1,373	243,570
Newell Brands Inc	11,219	248,389
Norwegian Cruise Line Holdings Ltd (2)	11,720	313,041
PulteGroup Inc	5,224	239,886
PVH Corp (2)	2,565	263,656
Ralph Lauren Corp	2,353	261,277
Tapestry Inc	6,728	249,071
Under Armour Inc - Class C (2)	14,187	248,556
Under Armour Inc - Class A (2)	11,953	241,212
Victoria's Secret & Co (2)	3,909	216,011
Whirlpool Corp	1,233	251,359
Wynn Resorts Ltd (2)	3,048	258,318

		5,093,534

Consumer Staples - 1.3%
Lamb Weston Holdings Inc	4,112	252,353
Molson Coors Beverage Co	5,625	260,888

		513,241

Energy - 7.6%
APA Corp	16,189	346,930
ConocoPhillips	4,210	285,312
Coterra Energy Inc	18,524	403,082
Devon Energy Corp	10,332	366,889
Diamondback Energy Inc	3,982	376,976
HollyFrontier Corp	9,570	317,054
Marathon Oil Corp	25,305	345,919
NOV Inc (2)	22,373	293,310
TechnipFMC PLC (2)	44,305	333,617

		3,069,089

Financials - 9.6%
Assurant Inc	1,653	260,761
Cboe Global Markets Inc	2,118	262,335
Comerica Inc	3,812	306,866
Everest Re Group Ltd	996	249,777

Franklin Resources Inc	8,818	262,071
Globe Life Inc	2,849	253,646
Huntington Bancshares Inc/OH	18,486	285,794
Invesco Ltd	11,540	278,229
Lincoln National Corp	4,133	284,144
Loews Corp	4,946	266,738
People's United Financial Inc	17,247	301,305
Unum Group	10,687	267,816
W R Berkley Corp	3,577	261,765
Wells Fargo & Co (2)(6)	1	0
Zions Bancorp NA	5,083	314,587

		3,855,834

Healthcare - 2.7%
DENTSPLY SIRONA Inc	4,514	262,038
Henry Schein Inc (2)	3,568	271,739
Perrigo Co PLC	6,799	321,797
Universal Health Services Inc	1,792	247,959

		1,103,533

Industrials - 10.6%
A O Smith Corp	3,843	234,692
Alaska Air Group Inc (2)	5,007	293,410
Allegion plc	1,928	254,843
American Airlines Group Inc (2)	14,430	296,104
CH Robinson Worldwide Inc	3,080	267,960
Flowserve Corp	7,232	250,733
Fortune Brands Home & Security Inc	2,775	248,141
Howmet Aerospace Inc	8,512	265,574
Huntington Ingalls Industries Inc	1,351	260,824
Nielsen Holdings PLC	12,012	230,510
Pentair PLC	3,452	250,719
Quanta Services Inc	2,819	320,859
Robert Half International Inc	2,660	266,878
Snap-on Inc	1,249	260,979
Textron Inc	3,870	270,165
United Airlines Holdings Inc (2)	6,152	292,651

		4,265,042

Information Technology - 6.4%
DXC Technology Co (2)	7,654	257,251
F5 Networks Inc (2)	1,366	271,533
IPG Photonics Corp (2)	1,608	254,707
Jack Henry & Associates Inc	1,534	251,670
Juniper Networks Inc	9,313	256,294
NortonLifeLock Inc	10,463	264,714
Teledyne Technologies Inc (2)	606	260,325
Vontier Corp	7,942	266,851
Western Union Co/The	12,472	252,184
Xerox Holdings Corp	12,141	244,884

		2,580,413

Materials - 4.6%
Avery Dennison Corp	1,255	260,049
CF Industries Holdings Inc	5,115	285,519
International Flavors & Fragrances Inc	1,809	241,899
Mosaic Co/The	8,014	286,260
Packaging Corp of America	1,863	256,051
Sealed Air Corp	4,574	250,609
Westrock Co	5,540	276,058

		1,856,445

Real Estate Investment Trust - 5.5%
Federal Realty Investment Trust	2,345	276,687

Host Hotels & Resorts Inc (2)	18,187	296,994
Iron Mountain Inc	5,903	256,485
Kimco Realty Corp	12,827	266,160
Regency Centers Corp	4,197	282,584
SL Green Realty Corp	3,833	271,530
UDR Inc	5,100	270,198
Vornado Realty Trust	6,613	277,812

		2,198,450

Utilities - 4.3%
Alliant Energy Corp	4,396	246,088
Atmos Energy Corp	2,740	241,668
CenterPoint Energy Inc	10,427	256,504
Evergy Inc	3,940	245,068
NiSource Inc	10,599	256,814
NRG Energy Inc	6,334	258,617
Pinnacle West Capital Corp	3,375	244,216

		1,748,975

Total Common Stocks (United States)	(Cost	$21,793,655)	27,414,820

Money Market Registered Investment Companies - 30.1%

Meeder Institutional Prime Money Market Fund, 0.05% (3)		12,137,070	12,139,497

Total Money Market Registered Investment Companies	(Cost	$12,139,496)	12,139,497

Bank Obligations - 0.0%

First Merchants Bank Deposit Account, 0.30%, 10/1/2021 (4)		8,174	8,174
Metro City Bank Deposit Account, 0.10%, 10/1/2021 (4)		19	19
Pacific Mercantile Bank Deposit Account, 0.10%, 10/1/2021 (4)		20	20

Total Bank Obligations	(Cost	$8,213)	8,213

Total Investments - 98.1%	(Cost	$33,941,364)	39,562,530

Other Assets less Liabilities - 1.9%			764,912

Total Net Assets - 100.0%			40,327,442

Trustee Deferred Compensation (5)

Meeder Balanced Fund - Retail Class		1,053	14,584
Meeder Dynamic Allocation Fund - Retail Class		2,670	39,703
Meeder Muirfield Fund - Retail Class		1,458	13,487
Meeder Conservative Allocation Fund - Retail Class		310	7,580

Total Trustee Deferred Compensation	(Cost	$56,469)	75,354

Futures Contracts

	Long (Short) Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation)($)
Index Futures
Standard & Poors 500 Mini Futures	62	12/17/2021	13,323,025	(450,366)

Total Futures Contracts	62		13,323,025	(450,366)

(1)	Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

• Level 1 - quoted prices in active markets for identical securities

• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2021 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (7)
Level 1 - Quoted Prices	$39,554,317	$(450,366)
Level 2 - Other Significant Observable Inputs	8,213	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$39,562,530	$(450,366)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Represents non-income producing securities.

(3)	Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2021.

(4)	Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rate shown represents the rate in effect at September 30, 2021. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(5)	Assets of affiliates to the Quantex Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(6)	Fair valued security deemed a Level 3 security. Security is not part of the investment strategy of the Fund.

(7)	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.